Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Gores Metropoulos II, Inc. - Warrant liabilities	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 26,245,000
Change in fair value	1,740,000
Ending balance	27,985,000
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9,955,000
Change in fair value	660,000
Ending balance	10,615,000
Public warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,290,000
Change in fair value	1,080,000
Ending balance	$ 17,370,000